Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of condensed statement of operations
Net loss	$(386,732)
Accretion of temporary equity to redemption value	(1,195,374)
Net loss including accretion of temporary equity to redemption value	$(1,582,106)
Net loss	$(1,709,339)
Accretion of temporary equity to redemption value	(2,294,875)
Net loss including accretion of temporary equity to redemption value	$(4,004,214)

Net Loss	$(1,127,612)
Accretion of temporary equity to redemption value	(1,733,440)
Net loss including accretion of temporary equity to redemption value	$(2,861,052)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(1,883,391)	$(977,661)
Accretion of temporary equity to redemption value	1,733,440	—
Allocation of net loss	$(149,951)	$(977,661)

Denominator:
Weighted-average shares outstanding	2,789,393	1,447,964
Basic and diluted net income (loss) per share	$(0.05)	$(0.68)

Schedule of exercise price could be less than the most recent fair value of the common shares
Six Months Ended June 30, 2022
Convertible debt	80,000
Total	80,000
Three Months Ended June 30, 2022
Convertible debt	80,000
Total	80,000

Schedule of basic and diluted net income (loss) per share
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(1,215,716)	$(366,390)
Accretion of temporary equity to redemption value	1,195,371	—
Allocation of net loss	$(20,342)	$(366,390)

Denominator:
Weighted-average shares outstanding	5,733,920	1,728,078
Basic and diluted net loss per share	$(0.00)	$(0.21)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(3,076,903)	$(927,311)
Accretion of temporary equity to redemption value	2,294,875	—
Allocation of net loss	$(782,028)	$(927,311)

Denominator:
Weighted-average shares outstanding	5,733,920	1,728,078
Basic and diluted net loss per share	$(0.14)	$(0.54)
Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Net loss	$(30,939)

Denominator:
Weighted-average shares outstanding	1,247,940
Basic and diluted net loss per share	$(0.02)
Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Net loss	$(31,434)

Denominator:
Weighted-average shares outstanding	1,091,947
Basic and diluted net loss per share	$(0.03)